Notes Payable (Details) - Schedule of fair value of financial instruments - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
March 1, 2021 Notes [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			$ 55,000
Accrued interest			6,455
Interest expense			6,455
Principal and conversion premium payments in cash	[1]	$ (55,000)
Original issue discount			3,490
Proceeds			51,510
August 26, 2021 Notes [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			30,000
Accrued interest			1,473
Interest expense			1,473
Principal and conversion premium payments in cash	[1]	$ (32,065)
Original issue discount			87
Proceeds			29,913
June 9, 2021 Note 1 [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			20,000
Original issue discount and debt issuance costs			1,797
Proceeds			18,203
June 9, 2021 Note 2 [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			20,000
Original issue discount and debt issuance costs			2,600
Proceeds			17,400
August 10, 2021 Optional Notes [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			33,917
Original issue discount and debt issuance costs			3,542
Accrued interest			183
Interest expense			183
Proceeds			30,375
Notes payable One [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			5,458	4,597
Foreign exchange (gain) loss on principal			133	297
Reclassification from related party notes payable			730
Notes payable Two [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			193	9,168
Accrued interest			2	65
Interest expense			92	65
Payroll Protection Program principal forgiveness			8,975
Payroll Protection Program interest forgiveness			155
Proceeds				9,168
Notes payable Three [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal				57,293
Foreign exchange (gain) loss on principal			(1,293)	4,108
Principal settled with equity			56,000
Interest settled with equity			17,177
Accrued interest				13,769
Interest expense			3,408	7,387
Note payable Four [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal				17,637
Interest settled with equity			3,613
Principal payments in cash			17,637
Accrued interest				2,637
Interest expense			976	1,768
Principal conversion premium settled with equity			3,527
Notes payable Five [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal				10,600
Principal settled with equity			10,600
Interest settled with equity			3,251
Accrued interest				2,547
Interest expense			704	1,275
Note payable Six [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal				1,500
Principal settled with equity			1,500
Interest settled with equity			699
Accrued interest				587
Interest expense			112	203
Note payable Seven [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal				7,000
Interest settled with equity			2,147
Accrued interest				1,682
Interest expense			465	842
Principal and conversion premium settled with equity			10,375
Note payable Eight [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal				3,677
Foreign exchange (gain) loss on principal			219	237
Foreign exchange (gain) loss on accrued interest			167	142
Principal settled with equity			3,715
Interest settled with equity			2,713
Accrued interest				2,314
Interest expense			374	637
Notes Payable Nine [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal				4,140
Foreign exchange (gain) loss on principal			260	219
Foreign exchange (gain) loss on accrued interest			44	35
Principal settled with equity			4,181
Interest settled with equity			713
Accrued interest				569
Interest expense			139	235
Proceeds				766
Notes Payable Ten [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal				729
Foreign exchange (gain) loss on principal			(25)
Foreign exchange (gain) loss on accrued interest			1
Principal settled with equity			736
Interest settled with equity			44
Principal payments				32
Accrued interest				19
Interest expense			24	19
Proceeds				761
Notes Payable Eleven [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal				15,000
Principal and conversion premium settled with equity			20,367
Proceeds				13,800
January 13 and March 12, 2021 Notes [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal
Original issue discount and debt issuance costs			1,940
Principal and conversion premium settled with equity			23,725
Proceeds			16,310
Notes Payable Twelve [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal				15,000
Interest expense			1,334	366
Principal conversion premium settled with equity			2,785
Interest and adjustment fee settled with equity			270
Principal and conversion premium payments in cash			18,992
Interest payments in cash			1,197	366
Proceeds				15,000
January 13 and March 8, 2021 Notes [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal
Interest settled with equity			82
Original issue discount and debt issuance costs			1,132
Interest expense			632
Principal conversion premium settled with equity			2,069
Principal and conversion premium payments in cash			11,582
Interest payments in cash			550
Proceeds			$ 8,218

[1]	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000. The notes payable were collateralized by a first lien on virtually all tangible and intangible assets of the Company, bore interest at 14.0% per annum and matured on March 1, 2022. On February 25, 2022, the Company repaid the $55,000 principal amount of the March 1, 2021 Notes with accrued interest of $7,721.